Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
6
. Income Taxes

Income (l
oss) before income taxes for each of the
two
years in the period ended
December 31, 2017
was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2017	2016
Current:
Federal	$(2)	$(2)
State	124	127
Total current income taxes	122	125
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$122	$125

On
December 22, 2017,
legislation commonly known as the Tax Cuts and Jobs Act (“
Tax Act” or the “Act”), was signed in to law. The Tax Act, among other changes, reduces the U.S. federal corporate tax rate from
35%
to
21%,
repeals the Alternative Minimum Tax, eliminates certain deductions, requires taxpayers to pay a one
-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, creates new taxes on certain foreign sourced earnings and changes the carryforward period and utilization of Net Operating Losses generated after
December 31, 2017.
On
December 31, 2017,
Avalon did
not
have any foreign subsidiaries and the international aspects of the Tax Act are not
applicable.

In connection with
the initial analysis of the impact of the Tax Act, Avalon remeasured certain deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally
21%.
  The Company has calculated it’s best estimate resulting from the impact of the Act in our year end income tax provision in accordance with our understanding of the Act and guidance available as of the date of this filing. The Company has recognized a
$262,000
provisional expense for the tax impacts of Tax Act in its consolidated financial statements for the year ended
December 31, 2017.
The remeasurement of the deferred tax balance was primarily offset by application of the valuation allowance. The majority of the provisional expense is related to the revaluation of deferred tax assets and liabilities at
December 31, 2017
as a result of Tax Act. The U.S. Treasury Department, the IRS, and other standard-setting bodies could interpret or issue guidance on how provisions of the
2017
Tax Act will be applied or otherwise administered that is different from our interpretation.  As we complete our analysis of the
2017
Tax Act, collect and prepare necessary data, and interpret any additional guidance, we may
make adjustments to provisional amounts that we have recorded that may
materially impact our provision for income taxes in the period in which the adjustments are made
.

The tax effects of temporary differences that give rise to significant porti ons of the deferred tax assets and liabilities at
December 31, 2017
and
2016
are as follows (in thousands):

	2017	2016
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$60	$87
Reserves not deductible until paid	187	300
Net operating loss carryforwards
Federal	1,794	2,764
State	556	537
Federal tax credit	476	398
Other	-	12
Gross deferred tax assets	3,073	4,098
Less valuation allowance	(1,313)	(1,453)
Deferred tax assets net of valuation allowance	$1,760	$2,645

Deferred tax liabilities:
Property and equipment	$(1,582)	$(2,399)
Other	(170)	(238)
Gross deferred tax liabilities	$(1,752)	$(2,637)
Net deferred tax asset	$8	$8

The
$1,752,000
of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the
$1,760,000
of deferred tax assets. Avalon has
not
provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not
that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the
$1,313,000
valuation allowance as of
December 31, 2017,
would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income (loss) before income taxes as a result of the following differences (in thousands):

	2017	2016
Loss before income taxes	$(694)	$(284)
Less net loss attributable to non-controlling interest in subsidiary	(509)	(340)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	(185)	56
Federal statutory rate	35%	35%
Computed Federal provision (benefit) for income taxes	(65)	20
State income taxes, net of federal income tax benefits	81	82
Change in valuation allowance	(140)	(198)
Increase in available federal tax credit	(78)	(60)
Other nondeductible expenses	42	41
Decrease (increase) in net operating loss carryforward:
State	(19)	231
Federal	(4)	5
Deferred tax rate change	262	-
Other, net	43	4
Total provision for income taxes	$122	$125

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no
longer subject to U.S. federal, state and local income tax examinations by taxing autho rities for the years before
2013.
Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no
accruals for the payment of interest and penalties for
2017
and
2016.

Avalon made net income tax payments of
approximately
$144,000
and
$54,000
in
2017
and
2016,
respectively. At
December 31, 2017,
Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately
$8,518,000
which are available to offset future federal taxable income. These carryforwards expire in
2021
through
2037.
In addition, at
December 31, 2017,
certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately
$8,422,000
which are available to offset future state taxable income. These carryforwards expire at various dates through
2037.
A valuation allowance has been provided because it is more likely than not
that the deferred tax assets relating to certain of the federal and state loss carryforwards will not
be realized.